Condensed Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Cash Flows from Operating Activities
Net income (loss)	$ 8,995,321	$ (396,318)	$ (2,707,306)	$ (8,951,362)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	2,853,703	4,849,211	13,536,138	19,157,086
Amortization	105,177	97,935	391,749	481,974
Forgiveness of IDED note				(100,000)
(Increase) decrease in current assets:
Accounts receivable	1,087,220	6,065,771	5,526,249	(9,164,776)
Inventories	(1,248,908)	(6,638,570)	(3,184,994)	(3,099,478)
Prepaid expenses and other	(599,552)	(691,664)	(573,841)	(94,082)
Derivative financial instruments	(2,104,357)	(11,447,231)	688,039	(349,226)
Due from broker	1,802,380	(2,599,531)	(1,168,435)	(151,748)
Decrease in other non-current liabilities	(24,999)		(99,996)	(99,996)
Increase (decrease) in current liabilities:
Accounts payable	(1,697,619)	686,118	3,809,246	(2,826,473)
Derivative financial instruments	(2,298,387)	3,694,625	4,897,025
Accrued expenses	271,363	1,905,157	4,193,566	3,400,904
Net cash provided by (used in) operating activities	7,141,342	(4,474,497)	25,307,440	(1,797,177)
Cash Flows from Investing Activities
Purchase of property and equipment	(215,943)	(2,376,052)	(2,857,944)	(2,376,317)
Increase in other long term assets				1,142,388
Increase in restricted cash	(380)	(300,000)	(301,361)
Net cash (used in) investing activities	(216,323)	(2,676,052)	(3,159,305)	(3,518,705)
Cash Flows from Financing Activities
Payments for financing costs	(36,254)			(30,139)
Proceeds from borrowings	1,000,000	7,300,000	13,300,000	13,726,754
Payments on borrowings	(11,541,423)	(2,191,258)	(27,874,089)	(12,403,273)
Net cash provided by (used in) financing activities	(10,577,677)	(5,108,742)	(14,574,089)	1,293,342
Net increase (decrease) in cash and cash equivalents	(3,652,658)	(2,041,807)	7,574,046	(4,022,540)
Cash and Equivalents-Beginning of Period	11,006,590	3,432,544	3,432,544	7,455,084
Cash and Equivalents-End of Period	7,353,932	1,390,737	11,006,590	3,432,544
Supplemental Disclosures of Noncash Investing And Financing Activities
Payment on Bridge loan in exchange for Negotiable Subordinated Term Note				(8,773,300)
Use of Deposit for Purchase of Property and Equipment			(1,142,388)
Use of deposit for purchase of assets, payment of financing costs	202,662	1,142,388
Accrued interest included in long term debt		810,249	3,285,013	3,590,027
Cash Paid for Interest	$ 2,447,889	$ 1,517,572	$ 5,716,274	$ 6,138,928